Derivatives_Carrying amounts of hedged item and amount of hedge adjustments due to hedge accounting (Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩)
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	₩ 0
Hedged item, liabilities	2,956,565,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 5,200,000,000
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 25,498,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	[1]
For cash flow hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	0
Hedged item, liabilities	99,911,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 521,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(371,000,000)	[1]
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	0
Hedged item, liabilities	557,186,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (16,790,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(1,211,000,000)	[1]
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [Line Items]
Hedged item, assets	0
Hedged item, liabilities	166,122,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (1,762,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	₩ (2,287,000,000)	[1]

[1]	After tax amount